Leases	12 Months Ended
Dec. 31, 2011
Leases [Abstract]
Leases
NOTE 7	Leases

The components of the net investment in sales-type and direct financing leases at December 31 were as follows:

(Dollars in Millions)	2011	2010
Aggregate future minimum lease payments to be received	$10,882	$10,437
Unguaranteed residual values accruing to the lessor’s benefit	1,079	1,191
Unearned income	(1,332)	(1,402)
Initial direct costs	181	189
Total net investment in sales-type and direct financing leases (a)	$10,810	$10,415

(a)	The accumulated allowance for uncollectible minimum lease payments was $91 million and $118 million at December 31, 2011 and 2010, respectively.

The minimum future lease payments to be received from sales-type and direct financing leases were as follows at December 31, 2011:

(Dollars in Millions)
2012	$2,586
2013	2,581
2014	3,751
2015	1,288
2016	378
Thereafter	298